As filed with the Securities and Exchange Commission on October 13, 2000

                                                       Registration No. 33-74190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    FORM S-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


                         Post-Effective Amendment No. 13
                                -----------------
                        SECURITY LIFE SEPARATE ACCOUNT L1
                              (Exact Name of Trust)



                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                               (Name of Depositor)
                                  1290 Broadway
                           Denver, Colorado 80203-5699
              (Address of Depositor's Principal Executive Offices)



                                                 Copy to:
GARY W. WAGGONER, ESQ.                           KIMBERLY J. SMITH, ESQ.
Security Life of Denver Insurance Company        Sutherland Asbill & Brennan LLP
1290 Broadway                                    1275 Pennsylvania Avenue, NW
Denver, Colorado 80203-5699                      Washington, D.C. 20004-2415
                                                 (202) 383-0314

(Name and Address of Agent for Service)


                          ----------------------------


It is proposed that this filing will become effective:


         ___    on ____________, 2000 pursuant to paragraph (a) of Rule 485
         ___    60 days after filing pursuant to paragraph (a) of Rule 485
         ___    on May 1, 2000 pursuant to paragraph (b) of Rule 485
         _x_    immediately upon filing pursuant to paragraph (b) of Rule 485
         ___    this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of securities being registered: Variable life insurance policies.

              SECURITY LIFE SEPARATE ACCOUNT L1 (File No. 33-74190)
                              Cross-Reference Table






Form N-8B-2 Item No.          Caption in Prospectus
--------------------          ---------------------


1, 2                          Cover; Security Life of Denver Insurance Company;
                              Security Life Separate Account L1

3                             Inapplicable

4                             Security Life of Denver Insurance Company

5, 6                          Security Life Separate Account L1

7                             Inapplicable

8                             Financial Statements

9                             Inapplicable

10(a), (b), (c), (d), (e)     Policy Summary; Policy Values, Determining
                              Values in the Variable Division;
                              Charges, Deductions and Refunds;
                              Surrender; Partial Withdrawals; Guaranteed
                              Interest Division; Transfers of Account Value;
                              Right to Exchange Policy; Lapse; Reinstatement;
                              Premiums

10(f)                         Voting Privileges; Right to Change Operations

10(g), (h)                    Right to Change Operations

10(i) Tax Considerations; Detailed Information about the Policy; General Policy Provisions; Guaranteed Interest Division

11, 12                        Security Life Separate Account L1

13                            Policy Summary; Charges, Deductions and Refunds;
                              and Group or Sponsored Arrangements, or Corporate Purchasers

Form N-8B-2 Item No.          Caption in Prospectus
--------------------          ---------------------


14, 15 Policy Summary; Free Look Period; General Policy Provisions; Applying for a Policy

16 Premiums; Investment Date and Allocation of Net Premiums; How We Calculate Accumulation Unit Values

17                            Premium Payments Affect Your Coverage; Surrender;
                              Partial Withdrawals

18 Policy Summary; Tax Considerations; Detailed Information about the Policy; Security Life Separate Account L1; Persistency Refund

19                            Reports to Owners; Notification and
                              Claims Procedures; Performance Information
                              (Appendix C)

20                            See 10(g) & 10(a)

21                            Policy Loans

22 Policy Summary; Premiums; Grace Period; Security Life Separate Account L1; Detailed Information about the Policy

23                            Inapplicable

24                            Inapplicable

25                            Security Life of Denver Insurance Company

26                            Inapplicable

27, 28, 29, 30                Security Life of Denver Insurance Company

31, 32, 33, 34                Inapplicable

35                            Inapplicable

36                            Inapplicable

Form N-8B-2 Item No.          Caption in Prospectus
--------------------          ---------------------

37                            Inapplicable

38, 39, 40, 41(a)             General Policy Provisions; Distribution of
                              the Policies; Security Life of Denver Insurance
                              Company

41(b), 41(c), 42, 43          Inapplicable

44 Determining Values in the Variable Division; How We Calculate Accumulation Unit Values

45                            Inapplicable

46 Partial Withdrawals; Detailed Information about the Policy

47, 48, 49, 50                Inapplicable

51                            Detailed Information about the Policy

52                            Determining Values in the Variable Division;
                              Right to Change Operations

53(a)                         Tax Considerations

53(b), 54, 55                 Inapplicable

56, 57, 58                    Inapplicable

59                            Financial Statements

                      SUPPLEMENT DATED OCTOBER 13, 2000, TO
                      THE PROSPECTUS DATED MAY 1, 2000, FOR
                        FIRSTLINE VARIABLE UNIVERSAL LIFE
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                    ISSUED BY
                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                                       AND
                        SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS DATED MAY 1, 2000. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


NEW INVESTMENT PORTFOLIOS. Effective October 13, 2000, four new investment portfolios are available under your Policy; this supplement provides you with certain information about these new portfolios: Janus Aspen Aggressive Growth (Service Shares); Janus Aspen Growth (Service Shares); Janus Aspen International Growth (Service Shares); and Janus Aspen Worldwide Growth (Service Shares). For a more complete description of the new portfolios' investments, risks, costs and expenses, please see the accompanying prospectus for the new portfolios.

Premium allocation and transfers of account value to the new portfolios are subject to the terms of your Policy and are described in your May 1, 2000 prospectus.


                        * * * * * * * * * * * * * * * * *


The second sentence of the first paragraph in the "Fees and Expenses of the Investment Portfolios" subsection on page 6 is deleted and replaced as follows:

         "This price reflects investment management fees, any 12b-1 fees and other direct expenses deducted from the portfolio assets."


                        * * * * * * * * * * * * * * * * *




FirstLine                        Page 1 of 3

The following information is added to the "Investment Portfolio Annual Expenses" on pages 7 - 8:

                                                                                                     Fees and
                                                                                         Total       Expenses      Total Net
                                                 Management     12b-1       Other     Portfolio      Waived or     Portfolio
                  Portfolio                        Fees          Fees      Expenses     Expenses    Reimbursed      Expenses
                  ---------                        ----          ----      --------     --------    ----------      --------
JANUS ASPEN SERIES SERVICE SHARES /11/
       Janus Aspen Aggressive Growth              0.65%          0.25%       0.02%       0.92%          N/A          0.92%
       Janus Aspen Growth                         0.65%          0.25%       0.02%       0.92%          N/A          0.92%
       Janus Aspen International Growth           0.65%          0.25%       0.11%       1.01%          N/A          1.01%
       Janus Aspen Worldwide Growth               0.65%          0.25%       0.05%       0.95%          N/A          0.95%

----------------------------


/11/ Janus Aspen Series Service Shares have a distribution plan or "Rule 12b-1 plan" which is described in the Funds' prospectuses. Expenses are based on the estimated expenses that the Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of any expense offset arrangements.



                        * * * * * * * * * * * * * * * * *


The following sentence is added to the end of the last paragraph of the "Investment Portfolio Objectives" subsection on page 13:

         "We receive 12b-1 fees from some investment portfolios."


                        * * * * * * * * * * * * * * * * *


The following information is added to the "Investment Portfolio Objectives" on pages 14 - 17:

-------------------------------------------------------------------------------------------------------------------------------
                                                INVESTMENT PORTFOLIO OBJECTIVES
---------------------------------- -------------------------------- -----------------------------------------------------------
Variable Investment Option         Investment Company/ Adviser/     Investment Objective
                                   Manager/ Sub-Adviser
---------------------------------- -------------------------------- -----------------------------------------------------------
Aspen Aggressive Growth            Investment Company:              Seeks long-term growth of capital by investing primarily
Portfolio Service Shares           Janus Aspen Series               in common stocks selected for their growth potential and
                                   Investment Adviser:              normally investing at least 50% of its equity assets in
                                   Janus Capital                    medium-sized companies which fall within the range of
                                                                    companies in the S&P(R) MidCap 400 Index.
---------------------------------- -------------------------------- -----------------------------------------------------------
Aspen Growth Portfolio Service     Investment Company:              Seeks long-term growth of capital in a manner consistent
Shares                             Janus Aspen Series               with preservation of capital by investing primarily in
                                   Investment Adviser:              common stocks selected for their growth potential.
                                   Janus Capital                    Although the portfolio can invest in companies of any
                                                                    size, it generally invests in larger, more established
                                                                    companies.
---------------------------------- -------------------------------- -----------------------------------------------------------

FirstLine                        Page 2 of 3

-------------------------------------------------------------------------------------------------------------------------------
                                                INVESTMENT PORTFOLIO OBJECTIVES
---------------------------------- -------------------------------- -----------------------------------------------------------
Variable Investment Option         Investment Company/ Adviser/     Investment Objective
                                   Manager/ Sub-Adviser
---------------------------------- -------------------------------- -----------------------------------------------------------
Aspen International Growth         Investment Company:              Seeks long-term growth of capital by investing at least
Portfolio Service Shares           Janus Aspen Series               65% of its total assets in securities of issuers from at
                                   Investment Adviser:              least five different countries, excluding the United
                                   Janus Capital                    States.  Although the portfolio intends to invest
                                                                    substantially all of its assets in issuers located
                                                                    outside the United States, it may at times invest in U.S.
                                                                    issuers and it may at times invest all of its assets in
                                                                    fewer than five countries or even a single country.
---------------------------------- -------------------------------- -----------------------------------------------------------
Aspen Worldwide Growth Portfolio   Investment Company:              Seeks long-term growth of capital in a manner consistent
Service Shares                     Janus Aspen Series               with preservation of capital by investing primarily in
                                   Investment Adviser:              common stocks of companies of any size throughout the
                                   Janus Capital                    world.  The portfolio normally invests in issuers from at
                                                                    least five different countries, including the United
                                                                    States.  The portfolio may at times invest in fewer than
                                                                    five countries or even a single country.
---------------------------------- -------------------------------- -----------------------------------------------------------


                        * * * * * * * * * * * * * * * * *


The second sentence of the fifth paragraph of the "Guaranteed Minimum Death Benefit" subsection on page 26 is hereby corrected to read as follows:

         "If there is not sufficient net account value to pay a charge, it is permanently waived."


                        * * * * * * * * * * * * * * * * *


FINANCIAL INFORMATION. Your May 1, 2000 prospectus includes financial statements for the Company for the fiscal year ended December 31, 1999. The Company generally does not prepare financial statements more often than annually and believes that any incremental benefit to prospective policy holders that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred. There have been no adverse changes in the Company's financial condition or operations since December 31, 1999.


                        * * * * * * * * * * * * * * * * *

FirstLine                        Page 3 of 3

                      SUPPLEMENT DATED OCTOBER 13, 2000, TO
                      THE PROSPECTUS DATED MAY 1, 2000, FOR
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                    ISSUED BY
                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                                       AND
                        SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS DATED MAY 1, 2000. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


NEW INVESTMENT PORTFOLIOS. Effective October 13, 2000, four new investment portfolios are available under your Policy; this supplement provides you with certain information about these new portfolios: Janus Aspen Aggressive Growth (Service Shares); Janus Aspen Growth (Service Shares); Janus Aspen International Growth (Service Shares); and Janus Aspen Worldwide Growth (Service Shares). For a more complete description of the new portfolios' investments, risks, costs and expenses, please see the accompanying prospectus for the new portfolios.

Premium allocation and transfers of account value to the new portfolios are subject to the terms of your Policy and are described in your May 1, 2000 prospectus.


                        * * * * * * * * * * * * * * * * *


The second sentence of the first paragraph in the "Fees and Expenses of the Investment Portfolios" subsection on page 6 is deleted and replaced as follows:

         "This price reflects investment management fees, any 12b-1 fees and other direct expenses deducted from the portfolio assets."


                        * * * * * * * * * * * * * * * * *





FirstLine II                      Page 1 of 3

The following information is added to the "Investment Portfolio Annual Expenses" on pages 7 - 8:

                                                                                                    Fees and
                                                                                        Total       Expenses      Total Net
                                              Management        12b-1       Other     Portfolio     Waived or     Portfolio
                  Portfolio                      Fees           Fees      Expenses     Expenses    Reimbursed      Expenses
                  ---------                      ----           ----      --------     --------    ----------      --------
JANUS ASPEN SERIES SERVICE SHARES /11/
       Janus Aspen Aggressive Growth              0.65%          0.25%       0.02%       0.92%          N/A          0.92%
       Janus Aspen Growth                         0.65%          0.25%       0.02%       0.92%          N/A          0.92%
       Janus Aspen International Growth           0.65%          0.25%       0.11%       1.01%          N/A          1.01%
       Janus Aspen Worldwide Growth               0.65%          0.25%       0.05%       0.95%          N/A          0.95%

----------------------------


/11/ Janus Aspen Series Service Shares have a distribution plan or "Rule 12b-1 plan" which is described in the Funds' prospectuses. Expenses are based on the estimated expenses that the Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of any expense offset arrangements.


                        * * * * * * * * * * * * * * * * *


The following sentence is added to the end of the last paragraph of the "Investment Portfolio Objectives" subsection on page 13:

         " We receive 12b-1 fees from some investment portfolios."


                        * * * * * * * * * * * * * * * * *


The following information is added to the "Investment Portfolio Objectives" on pages 14 - 17:

-------------------------------------------------------------------------------------------------------------------------------
                                                INVESTMENT PORTFOLIO OBJECTIVES
---------------------------------- -------------------------------- -----------------------------------------------------------
Variable Investment Option         Investment Company/ Adviser/     Investment Objective
                                   Manager/ Sub-Adviser
---------------------------------- -------------------------------- -----------------------------------------------------------
Aspen Aggressive Growth            Investment Company:              Seeks long-term growth of capital by investing primarily
Portfolio Service Shares           Janus Aspen Series               in common stocks selected for their growth potential and
                                   Investment Adviser:              normally investing at least 50% of its equity assets in
                                   Janus Capital                    medium-sized companies which fall within the range of
                                                                    companies in the S&P(R) MidCap 400 Index.
---------------------------------- -------------------------------- -----------------------------------------------------------
Aspen Growth Portfolio Service     Investment Company:              Seeks long-term growth of capital in a manner consistent
Shares                             Janus Aspen Series               with preservation of capital by investing primarily in
                                   Investment Adviser:              common stocks selected for their growth potential.
                                   Janus Capital                    Although the portfolio can invest in companies of any
                                                                    size, it generally invests in larger, more established
                                                                    companies.
---------------------------------- -------------------------------- -----------------------------------------------------------



FirstLine II                      Page 2 of 3

-------------------------------------------------------------------------------------------------------------------------------
                                                INVESTMENT PORTFOLIO OBJECTIVES
---------------------------------- -------------------------------- -----------------------------------------------------------
Variable Investment Option         Investment Company/ Adviser/     Investment Objective
                                   Manager/ Sub-Adviser
---------------------------------- -------------------------------- -----------------------------------------------------------

Aspen International Growth         Investment Company:              Seeks long-term growth of capital by investing at least
Portfolio Service Shares           Janus Aspen Series               65% of its total assets in securities of issuers from at
                                   Investment Adviser:              least five different countries, excluding the United
                                   Janus Capital                    States.  Although the portfolio intends to invest
                                                                    substantially all of its assets in issuers located
                                                                    outside the United States, it may at times invest in U.S.
                                                                    issuers and it may at times invest all of its assets in
                                                                    fewer than five countries or even a single country.
---------------------------------- -------------------------------- -----------------------------------------------------------
Aspen Worldwide Growth Portfolio   Investment Company:              Seeks long-term growth of capital in a manner consistent
Service Shares                     Janus Aspen Series               with preservation of capital by investing primarily in
                                   Investment Adviser:              common stocks of companies of any size throughout the
                                   Janus Capital                    world.  The portfolio normally invests in issuers from at
                                                                    least five different countries, including the United
                                                                    States.  The portfolio may at times invest in fewer than
                                                                    five countries or even a single country.
---------------------------------- -------------------------------- -----------------------------------------------------------




                        * * * * * * * * * * * * * * * * *


FINANCIAL INFORMATION. Your May 1, 2000 prospectus includes financial statements for the Company for the fiscal year ended December 31, 1999. The Company generally does not prepare financial statements more often than annually and believes that any incremental benefit to prospective policy holders that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred. There have been no adverse changes in the Company's financial condition or operations since December 31, 1999.


                        * * * * * * * * * * * * * * * * *











FirstLine II                      Page 3 of 3

The following papers and documents are incorporated herein by reference to Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on April 25, 2000 (File No. 33-74190): each prospectus.

                                     PART II


                           UNDERTAKING TO FILE REPORTS

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on May 1, 1997 (File No. 33-74190).


                      UNDERTAKING REGARDING INDEMNIFICATION

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S- 6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on May 1, 1997 (File No. 33-74190).


          UNDERTAKING REQUIRED BY SECTION 26(E)(2)(A) OF THE INVESTMENT
                         COMPANY ACT OF 1940, AS AMENDED

Security Life of Denver Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

         The facing sheet.

         Cross-Reference table.

         The prospectuses.  (Incorporated by reference)
                FirstLine
                FirstLine II

         The undertaking to file reports.

         The undertaking regarding indemnification.

         The undertaking required by Section 26(e)2(A) of the Investment Company
           Act of 1940, as amended.

         The signatures.

         Written consents of the following persons:
                  James L. Livingston, Jr. (See Exhibit 6A).
                  Ernst & Young LLP (See Exhibit 7A).
                  Sutherland Asbill & Brennan LLP (See Exhibit 7B).

--------------------------------------------------------------------------------
FirstLine                            II - 1

     The following exhibits:

1.A  (1)   Resolution of the Executive Committee of the Board of Directors of
           Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant./6/

     (2)   Not Applicable.

     (3)   (a)  Security Life of Denver Distribution Agreement./6/
              (i) Amendment to Security Life of Denver Insurance Company Distribution Agreement./8/
              (ii) Amendment to Security Life of Denver Insurance Company Distribution Agreement./7/
           (b) Specimen Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Compensation Schedule. /5/
              (i) Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Paine Webber Incorporated./1/
              (ii)  Compensation Schedule./11/
           (c)  Commission Schedule for Policies. /5/
           (d) Specimen Master Sales and Supervisory Agreement with Compensation Schedule./11/

     (4)   Not Applicable.

     (5)   (a)  Specimen Variable Universal Life Insurance Policy (Form No. 1195
                (VUL)-5/97). /1/
              (i) Specimen Variable Universal Life Policy issued in Massachusetts (Form No. 1195 (VUL)-MA-5/97)./1/
              (ii) Specimen Variable Universal Life Policy issued in Maryland. (Form No. 1195 (VUL)- MA-5/97)./1/
              (iii) Specimen Variable Universal Life Policy issued in Texas.
                    (Form No. 1195 (VUL)-MA- 5/97)./1/
              (iv) Specimen Variable Universal Life Insurance Policy (Form No. 2500 (VUL)-7/97)./2/
              (v) Specimen Variable Universal Life Insurance Policy (Form No. 2502 (VUL)-6/98)./9/
           (b)  Adjustable Term Insurance Rider (Form No. R2000-3/96)./1/
           (c)  Right to Exchange Rider (Form No. R-1504)./9/
           (d)  Waiver of Cost of Insurance Rider (Form No. R-1505)./9/
           (e) Waiver of Specified Premium Total Disability Rider (Form No. R-1506)./9/
           (f)  Aviation Exclusion Rider (Form No. S-9622)./9/
           (g)  Additional Insured Rider (Form No. R-2002)./9/
           (h)  Continuation of Coverage After Age 100 Endorsement./11/

     (6) (a) Security Life of Denver's Restated Articles of Incorporation./6/ (b-g) Amendments to Articles of Incorporation through
                 June 12, 1987./6/
           (h) Security Life of Denver's By-Laws./6/
              (i) Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September 30, 1997). /4/

     (7)   Not Applicable.

     (8)   (a)  Addendum to Sales Agreement./6/
              (i) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Life Insurance Company, on Behalf of Itself and its Separate Accounts and Name of Underwriter of Variable Contracts and Policies. /5/
              (ii) Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., and Security Life of Denver Insurance Company./6/
              (iii) Sales Agreement by and among Neuberger & Berman Advisers
                    Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company./6/
              (iv)  Participation Agreement among Variable Insurance Products


--------------------------------------------------------------------------------
FirstLine                            II - 2

                    Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
              (v) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
              (vi) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and Security Life of Denver Insurance Company./6/
              (vii) Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates Corporation, and Security Life of Denver Insurance Company./6/
           (b) (i) First Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Investment Trust and Van Eck Associates Corporation. /5/
              (ii) Second Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. /5/
              (iii) Assignment and Modification Agreement between Neuberger &
                    Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company. /5/
              (iv) First Amendment to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company./6/
              (v) First Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
              (vi) Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation
                    and Security Life of Denver Insurance Company./6/
              (vii) First Amendment to Participation Agreement among Variable
                    Insurance Products Fund II, Fidelity Distributors
                    Corporation and Security Life of Denver Insurance
                    Company./6/
              (viii)Second Amendment to Participation Agreement among Variable
                    Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
              (ix) First Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc./6/
              (x) Third Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation
                    and Security Life of Denver Insurance Company./9/
              (xi)  Third Amendment to Participation Agreement among Variable
                    Insurance Products Fund II, Fidelity Distributors
                    Corporation and Security Life of Denver Insurance
                    Company./9/
              (xii) Fourth Amendment to Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./4/
              (xiii)Fourth Amendment to Participation Agreement among Variable
                    Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./4/
              (xiv) Amendment No. 2 to Participation Agreement among AIM
                    Variable Insurance Funds, Inc., Security Life of Denver
                    Insurance Company and ING America Equities, Inc./4/
              (xv)  Fourth Amendment to Participation Agreement among Security
                    Life of Denver Insurance Company, INVESCO Variable
                    Investment Funds, Inc. and INVESCO Funds Group, Inc./6/
              (xvi) Amendment No. 3 to Participation Agreement among AIM
                    Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc./6/
              (xvii)Fifth Amendment to Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/


--------------------------------------------------------------------------------
FirstLine                            II - 3

              (xviii)Fifth Amendment to Participation Agreement among Variable
                     Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
              (xix) Amendment No. 4 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc./10/
              (xx) Sixth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation
                     and Security Life of Denver Insurance Company./10/
              (xxi)  Sixth Amendment to Participation Agreement among Variable
                     Insurance Products Fund II, Fidelity Distributors
                     Corporation and Security Life of Denver Insurance Company./10/
              (xxii) Fifth Amendment to Participation Agreement among Security
                     Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc./10/
              (xxiii)Seventh Amendment to Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./11/
              (xxiv)Seventh Amendment to Participation Agreement among Variable
                    Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
              (xxv) Eighth Amendment to Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
              (xxvi)Addendum to Fund Participation Agreement among Security Life of Denver Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.
              (xxvii)Fund Participation Agreement between Janus Aspen Series and
                    Security Life of Denver Insurance Company.
           (c)(i) Service Agreement between Fred Alger Management, Inc. and Security Life of Denver Insurance Company./6/
              (ii) Expense Allocation Agreement between A I M Advisors, Inc., AIM Distributors, Inc. and Security Life of Denver./9/
              (iii) Service Agreement between INVESCO Funds Group, Inc. and
                    Security Life of Denver Insurance Company./9/
              (iv) Service Agreement between Neuberger & Berman Management Incorporated and Security Life of Denver Insurance Company./9/
              (v) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Security Life of Denver Insurance Company./9/
              (vi) Side Letter between Van Eck Worldwide Insurance Trust and Security Life of Denver Insurance Company./9/
              (vii) Distribution and Shareholder Services Agreement
                    between Janus Distributors, Inc. and Security Life of
                    Denver Insurance Company.
           (d) Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation./6/
           (e) Amendment to Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation./6/

     (9)   Not Applicable.

     (10)  (a)  Specimen Variable Life Insurance Application (Form No.
                Q-2006-9/97)./2/
              (i)   Variable Life Application Insert./7/
              (ii)  Binding Limited Life Insurance Coverage Form./9/
              (iii) Automatic Telephone Privileges Sticker./9/
              (iv)  Variable Life Application Insert./11/
           (b) Specimen Variable Life Insurance Application (Form No. Q-1155-98)./3/



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

2.       Included as Exhibit 1.A(5) above.

3.A Opinion and Consent of Eugene L. Copeland as to securities being registered./6/
  B Opinion and Consent of Gary W. Waggoner as to securities being registered.

4.       Not Applicable.

5.       Not Applicable.

6.A      Opinion and Consent of James L. Livingston, Jr.

7.A      Consent of Ernst & Young LLP.
  B      Consent of Sutherland Asbill & Brennan LLP.

8.       Not Applicable.

11.      Issuance, Transfer and Redemption Procedures Memorandum./11/
---------------

/1/ Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 30, 1997 (File No. 33-88148).

/2/      To be used on or before May 1, 1998.

/3/ To be used on or before May 1, 1998, where Exhibit 1.A(10)(a)(i) has not been approved.

/4/ Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on October 29, 1997 (File No. 33-74190).

/5/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on March 2, 1998 (File No. 33-74190).

/6/ Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 27, 1998 (File No. 33-74190).

/7/ Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 23, 1999 (File No. 33-74190).

/8/ Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on December 3, 1999 (File No. 333-90577).

/9/ Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 29, 1999 (File No. 33-74190).

/10/ Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on February 29, 2000 (File No. 333-72753).

/11/ Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 25, 2000 (File No. 33-74190).


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





                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Security Life of Denver Insurance Company and the Registrant, Security Life Separate Account L1, certify that they meet all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under Securities Act of 1933 and have duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on their behalf by the undersigned, hereunto duly authorized, and their seal to be hereunto fixed and attested, all in the City and County of Denver and the State of Colorado on the 10th day of October, 2000.


                                 SECURITY LIFE OF DENVER INSURANCE COMPANY
                                 (Depositor)


                                 BY: /s/ Stephen M. Christopher
                                    ---------------------------------
                                       Stephen M. Christopher
                                       President
(Seal)

ATTEST:

 /s/ Gary W. Waggoner
------------------------------------
Gary W. Waggoner




                                 SECURITY LIFE SEPARATE ACCOUNT L1
                                 (Registrant)

                                 BY:   SECURITY LIFE OF DENVER INSURANCE COMPANY
                                 (Depositor)


                                 BY: /s/ Stephen M. Christopher
                                    ---------------------------------
                                       Stephen M. Christopher
                                       President

(Seal)

ATTEST:

 /s/ Gary W. Waggoner
------------------------------------
Gary W. Waggoner





--------------------------------------------------------------------------------
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




Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities with Security Life of Denver Insurance Company and on the date indicated.


PRINCIPAL EXECUTIVE OFFICERS:

 /s/ Stephen M. Christopher
------------------------------------
Stephen M. Christopher
President, Chief Executive Officer and Chairman

 /s/ James L. Livingston, Jr.
------------------------------------
James L. Livingston, Jr.
Executive Vice President, CFO and Chief Actuary


PRINCIPAL ACCOUNTING OFFICER:

 /s/ Vice President and Controller
------------------------------------
Shari A. Enger
Vice President and Controller


DIRECTORS:

 /s/ P. Randall Lowery
------------------------------------
P. Randall Lowery

 /s/ Mark A. Tullis
------------------------------------
Mark A. Tullis


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


                                  EXHIBIT INDEX

Exhibit No.         Description of Exhibit
-----------         ----------------------

1.A(8)(b)(xxiv)     Seventh Amendment to Participation Agreement among Variable
                    Insurance Products Fund II, Fidelity Distributors
                    Corporation and Security Life of Denver Insurance Company.
1.A(8)(b)(xxv)      Eighth Amendment to Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation
                    and Security Life of Denver Insurance Company.
1.A(8)(b)(xxvi)     Addendum to Fund Participation Agreement among Security Life of Denver Insurance Company, Neuberger Berman Advisers
                    Management Trust, Advisers Managers Trust and Neuberger
                    Berman Management Inc.
1.A(8)(b)(xxvii)    Fund Participation Agreement between Janus Aspen Series and
                    Security Life of Denver Insurance Company.
1.A(8)(c)(vii)      Distribution and Shareholder Services Agreement by and
                    between Janus Distributors, Inc. and Security Life of
                    Denver.

3.B Opinion and Consent of Gary W. Waggoner as to securities being registered.

6.A                 Opinion and Consent of James L. Livingston, Jr.

7.A                 Consent of Ernst & Young LLP.
  B                 Consent of Sutherland Asbill & Brennan LLP.



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